Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Computations of Basic and Diluted Earnings Per Share	The following table sets forth the computations of basic and diluted earnings per share for the years ended December 31, 2022, 2021 and 2020 (dollars and shares in millions, except per share amounts):

	2022	2021	2020
Net income attributable to HCA Healthcare, Inc.	$5,643	$6,956	$3,754

Weighted average common shares outstanding	290.348	323.315	338.274
Effect of dilutive incremental shares	4.318	5.437	5.331

Shares used for diluted earnings per share	294.666	328.752	343.605

Earnings per share:
Basic earnings per share	$19.43	$21.52	$11.10
Diluted earnings per share	$19.15	$21.16	$10.93